Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Jun. 30, 2023 USD ($)	[1]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 2,290,576
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	8,627
Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	552,000	[2]
Blackwater [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	135,750
Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	151,049
Cangrejos [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	288,000
Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	122,000
Santo Domingo [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
Copper World [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150	[3]
Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	162,350
Fenix Gold [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,250
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
2023 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	764,665
2023 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	444
2023 [member] | Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	552,000	[2]
2023 [member] | Blackwater [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	135,750
2023 [member] | Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	15,105
2023 [member] | Cangrejos [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	21,000
2023 [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	40,016
2023 [member] | Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	100
2023 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	250
2024 - 2025 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	892,878
2024 - 2025 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,550
2024 - 2025 [member] | Blackwater [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	0
2024 - 2025 [member] | Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	135,944
2024 - 2025 [member] | Cangrejos [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	15,000
2024 - 2025 [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	81,984
2024 - 2025 [member] | Santo Domingo [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
2024 - 2025 [member] | Copper World [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150	[3]
2024 - 2025 [member] | Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	250
2024 - 2025 [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
2024 - 2025 [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	29,000
2026 - 2027 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	444,317
2026 - 2027 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,317
2026 - 2027 [member] | Cangrejos [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	252,000
2026 - 2027 [member] | Curipamba [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	162,000
2026 - 2027 [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	29,000
After 2027 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	188,716
After 2027 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	5,316
After 2027 [member] | Fenix Gold [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
After 2027 [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
After 2027 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
After 2027 [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 0

[1]	Projected payment date based on management estimate. Dates may be updated in the future as additional information is received.
[2]	As more fully explained below, assuming the Salobo III expansion project results in throughput being expanded beyond 35 Mtpa by January 1, 2024, the Company would expect to pay an expansion payment of $552 million.
[3]	Figure includes contingent transaction costs of $1 million.